Debt Issuance Costs	12 Months Ended
Dec. 31, 2014
Debt Issuance Costs [Abstract]
Debt Issuance Costs

7. Debt Issuance Costs

As of December 31, 2014 and 2013, the total unamortized debt issuance costs were $12,818 and $13,572, respectively, and are included in other assets in the accompanying consolidated balance sheets.